Leases (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Leases (Textual)
Operating lease expenses	$ 30,000	$ 28,000	$ 2,000
Annual payments of lease	$ 46,896